Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Per share fair value at grant date	$ 5.55	$ 8.02	$ 7.65
Risk free interest rate	1.63%	1.02%	0.41%
Expected volatility	110.00%	201.00%	168.00%
Dividend yield		0.00%	0.00%
Expected life in years	11 months 23 days	5 years	5 years